Borrowings and derivative financial instrument - US$600 million RCF (Details) R in Millions, $ in Millions			12 Months Ended
	Oct. 25, 2019	May 21, 2018 USD ($) extension_option	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2023 USD ($)
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year			R 22,728	R 20,298	R 18,383
Loans raised			12,758	8,000	20,622
Loans repaid			(1,323)	(8,003)	(20,252)
Accrued interest			1,192	1,046	801
Accrued interest paid			(1,175)	(1,061)	(706)
Loss on foreign exchange differences			2,105	1,417	950
Balance at end of the year			36,618	22,728	20,298
Current portion of balance			(11,672)	(122)	(107)
Non-current portion of balance			24,946	22,606	20,191
US$600 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $		$ 600				$ 600
Net debt to EBITDA threshold		2.50
Term of facility		3 years
Number of one-year extensions | extension_option		2
Borrowings, term of extension	1 year
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year			0	0	6,978
Loans raised			0	0	703
Loans repaid			0	0	(7,728)
Accrued interest			20	62	113
Accrued interest paid			(20)	(62)	(113)
Loss on foreign exchange differences			0	0	47
Balance at end of the year			0	0	0
Current portion of balance			0	0	0
Non-current portion of balance			R 0	R 0	R 0
US$600 million RCF | Net Debt to EBITDA less than threshold | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate margin		1.85%
US$600 million RCF | Net Debt to EBITDA above threshold | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate margin		2.00%
US$350 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $		$ 350